Average Annual Total Returns - VIPSectorFunds-InitialComboPRO - VIPSectorFunds-InitialComboPRO - VIP Energy Portfolio	Apr. 29, 2024
VIP Energy Portfolio - Initial Class | Return Before Taxes
Average Annual Return:
Past 1 year	0.98%
Past 5 years	13.63%
Past 10 years	2.62%
SP001
Average Annual Return:
Past 1 year	26.29%
Past 5 years	15.69%
Past 10 years	12.03%
F1509
Average Annual Return:
Past 1 year	0.13%
Past 5 years	13.34%
Past 10 years	2.78%